Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000065485
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Emerging Markets Local Bond ETF
Trading Symbol	EBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets Local Bond ETF (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets Local Bond ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Resilient economic growth, disinflation trends, high real yields, policy easing by some of the major emerging market ("EM") central banks and a weaker U.S. Dollar were primary drivers of the Fund's performance during the reporting period.

EM debt proved resilient in 2025 despite tariff uncertainty and geopolitical tensions. Early-year stress from U.S. trade actions, a strong dollar, and volatile EM currencies eased as the year progressed. Policy responses diverged: Brazil tightened rates while Mexico, India, Thailand, and Turkey eased. Mid-year tariff threats unsettled markets before negotiations led to a U.S.–China tariff pause. The macro backdrop improved in H2 as the U.S. Federal Reserve ("the Fed") cut rates thrice and ended quantitative tightening, boosting risk appetite. Additionally, dovish messaging from the Fed, heightened policy and fiscal uncertainty in the U.S. and a broad uptick in risk appetite weighed on the U.S. dollar, enabling positive FX returns. Country dispersion persisted, but dovish global conditions and fading trade risks drove a strong year-end finish.

The Fund uses forwards to manage currency exposure, particularly when there are flows around month end, and for currency exposure purposes during market holidays and in the event of challenging liquidity in bond markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	EBND	Bloomberg Global Aggregate Bond Index	Bloomberg EM Local Currency Government Diversified Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,976	$10,087	$9,984
02/29/16	$10,082	$10,311	$10,090
03/31/16	$10,912	$10,590	$10,947
04/30/16	$11,150	$10,731	$11,180
05/31/16	$10,616	$10,587	$10,652
06/30/16	$11,174	$10,896	$11,214
07/31/16	$11,279	$10,978	$11,336
08/31/16	$11,297	$10,925	$11,367
09/30/16	$11,441	$10,985	$11,517
10/31/16	$11,296	$10,680	$11,381
11/30/16	$10,580	$10,256	$10,654
12/31/16	$10,709	$10,209	$10,793
01/31/17	$10,994	$10,324	$11,084
02/28/17	$11,191	$10,372	$11,285
03/31/17	$11,368	$10,388	$11,475
04/30/17	$11,430	$10,506	$11,550
05/31/17	$11,639	$10,668	$11,767
06/30/17	$11,675	$10,659	$11,806
07/31/17	$11,948	$10,838	$12,087
08/31/17	$12,081	$10,945	$12,217
09/30/17	$12,047	$10,847	$12,193
10/31/17	$11,798	$10,806	$11,949
11/30/17	$12,010	$10,926	$12,184
12/31/17	$12,166	$10,964	$12,352
01/31/18	$12,562	$11,094	$12,760
02/28/18	$12,379	$10,996	$12,583
03/31/18	$12,494	$11,113	$12,709
04/30/18	$12,178	$10,935	$12,398
05/31/18	$11,653	$10,852	$11,863
06/30/18	$11,322	$10,804	$11,539
07/31/18	$11,486	$10,786	$11,713
08/31/18	$10,933	$10,797	$11,163
09/30/18	$11,125	$10,704	$11,363
10/31/18	$11,043	$10,584	$11,281
11/30/18	$11,245	$10,617	$11,504
12/31/18	$11,365	$10,832	$11,648
01/31/19	$11,874	$10,997	$12,178
02/28/19	$11,789	$10,934	$12,098
03/31/19	$11,650	$11,070	$11,964
04/30/19	$11,592	$11,038	$11,909
05/31/19	$11,584	$11,187	$11,904
06/30/19	$12,193	$11,435	$12,522
07/31/19	$12,335	$11,403	$12,680
08/31/19	$12,014	$11,635	$12,362
09/30/19	$12,088	$11,517	$12,442
10/31/19	$12,356	$11,594	$12,719
11/30/19	$12,165	$11,506	$12,535
12/31/19	$12,551	$11,573	$12,938
01/31/20	$12,436	$11,721	$12,824
02/29/20	$12,159	$11,799	$12,553
03/31/20	$11,155	$11,535	$11,530
04/30/20	$11,565	$11,761	$11,941
05/31/20	$11,942	$11,813	$12,333
06/30/20	$12,045	$11,918	$12,449
07/31/20	$12,361	$12,298	$12,790
08/31/20	$12,325	$12,279	$12,756
09/30/20	$12,153	$12,235	$12,583
10/31/20	$12,217	$12,247	$12,652
11/30/20	$12,746	$12,470	$13,205
12/31/20	$13,127	$12,637	$13,602
01/31/21	$12,964	$12,526	$13,447
02/28/21	$12,642	$12,310	$13,124
03/31/21	$12,250	$12,073	$12,722
04/30/21	$12,508	$12,226	$12,986
05/31/21	$12,700	$12,341	$13,213
06/30/21	$12,567	$12,232	$13,060
07/31/21	$12,519	$12,395	$13,032
08/31/21	$12,582	$12,343	$13,083
09/30/21	$12,141	$12,124	$12,636
10/31/21	$12,006	$12,094	$12,495
11/30/21	$11,757	$12,059	$12,242
12/31/21	$11,848	$12,042	$12,335
01/31/22	$11,791	$11,795	$12,282
02/28/22	$11,492	$11,655	$11,984
03/31/22	$11,127	$11,300	$11,459
04/30/22	$10,501	$10,681	$10,823
05/31/22	$10,606	$10,710	$10,921
06/30/22	$10,082	$10,367	$10,392
07/31/22	$10,170	$10,587	$10,479
08/31/22	$10,133	$10,169	$10,439
09/30/22	$9,552	$9,647	$9,850
10/31/22	$9,505	$9,580	$9,800
11/30/22	$10,204	$10,031	$10,501
12/31/22	$10,440	$10,086	$10,765
01/31/23	$10,947	$10,417	$11,287
02/28/23	$10,515	$10,070	$10,841
03/31/23	$10,919	$10,389	$11,255
04/30/23	$10,905	$10,435	$11,258
05/31/23	$10,838	$10,231	$11,183
06/30/23	$10,975	$10,230	$11,350
07/31/23	$11,216	$10,301	$11,594
08/31/23	$10,911	$10,160	$11,290
09/30/23	$10,527	$9,863	$10,899
10/31/23	$10,394	$9,745	$10,747
11/30/23	$11,034	$10,237	$11,416
12/31/23	$11,462	$10,662	$11,857
01/31/24	$11,233	$10,515	$11,631
02/29/24	$11,174	$10,383	$11,577
03/31/24	$11,131	$10,440	$11,545
04/30/24	$10,879	$10,176	$11,284
05/31/24	$11,038	$10,310	$11,451
06/30/24	$10,986	$10,325	$11,408
07/31/24	$11,238	$10,610	$11,667
08/31/24	$11,606	$10,861	$12,046
09/30/24	$11,937	$11,046	$12,402
10/31/24	$11,384	$10,675	$11,832
11/30/24	$11,393	$10,712	$11,847
12/31/24	$11,171	$10,482	$11,618
01/31/25	$11,413	$10,542	$11,868
02/28/25	$11,496	$10,692	$11,962
03/31/25	$11,541	$10,758	$12,019
04/30/25	$11,918	$11,074	$12,417
05/31/25	$12,080	$11,035	$12,596
06/30/25	$12,415	$11,244	$12,953
07/31/25	$12,273	$11,077	$12,813
08/31/25	$12,507	$11,238	$13,060
09/30/25	$12,599	$11,311	$13,171
10/31/25	$12,630	$11,282	$13,206
11/30/25	$12,684	$11,309	$13,271
12/31/25	$12,860	$11,338	$13,466

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
EBND	15.12%	(0.41%)	2.55%
Bloomberg Global Aggregate Bond Index	8.17%	(2.15%)	1.26%
Bloomberg EM Local Currency Government Diversified Index	15.91%	(0.20%)	3.02%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,228,266,295
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 6,035,926
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,228,266,295 Number of Portfolio Holdings626 Portfolio Turnover Rate32% Total Advisory Fees Paid$6,035,926
Holdings [Text Block]

Top Ten Countries

Countries	%
China	12.4%
South Korea	10.7%
India	7.1%
Malaysia	5.9%
Mexico	5.7%
Indonesia	5.7%
Thailand	4.6%
Brazil	4.4%
South Africa	4.4%
Poland	4.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	0.7%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	0.7%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	0.7%
Mexico Bonos, 8.50%, due 03/01/29	0.6%
Mexico Bonos, 7.75%, due 05/29/31	0.6%
Republic of South Africa Government Bonds, 8.88%, due 02/28/35	0.6%
Peru Government Bonds, 6.90%, due 08/12/37	0.6%
Republic of South Africa Government Bonds, 9.00%, due 01/31/40	0.6%
Republic of South Africa Government Bonds, 8.25%, due 03/31/32	0.6%
Republic of South Africa Government Bonds, 8.50%, due 01/31/37	0.5%

Material Fund Change [Text Block]
C000088912
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg International Corporate Bond ETF
Trading Symbol	IBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg International Corporate Bond ETF (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Corporate Bond ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of the Fund's performance during the reporting period. The Fund performed in line with expectations. In 2025, global central banks maintained an easing bias but at a slower and more uneven pace than in 2024. The U.S. Federal Reserve cut rates three times for a total of 75 basis points, while both the European Central Bank and the Bank of England delivered four cuts each, totaling 100 basis points. The Bank of Japan was an exception, raising rates twice. Global bonds rallied, supported by gradual policy easing and elevated starting yields. Persistent uncertainty around U.S. tariff policy and data‑quality gaps kept investors cautious about the forward path of interest rates. Corporate spreads remained near historic lows, supported by resilient credit fundamentals.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	IBND	Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,998	$10,087	$10,007
02/29/16	$10,041	$10,311	$10,059
03/31/16	$10,658	$10,590	$10,677
04/30/16	$10,743	$10,731	$10,765
05/31/16	$10,508	$10,587	$10,537
06/30/16	$10,541	$10,896	$10,574
07/31/16	$10,803	$10,978	$10,834
08/31/16	$10,811	$10,925	$10,835
09/30/16	$10,840	$10,985	$10,873
10/31/16	$10,379	$10,680	$10,427
11/30/16	$9,985	$10,256	$10,033
12/31/16	$9,999	$10,209	$10,052
01/31/17	$10,151	$10,324	$10,214
02/28/17	$10,125	$10,372	$10,190
03/31/17	$10,146	$10,388	$10,216
04/30/17	$10,382	$10,506	$10,458
05/31/17	$10,719	$10,668	$10,800
06/30/17	$10,780	$10,659	$10,865
07/31/17	$11,199	$10,838	$11,291
08/31/17	$11,321	$10,945	$11,419
09/30/17	$11,248	$10,847	$11,351
10/31/17	$11,182	$10,806	$11,292
11/30/17	$11,415	$10,926	$11,531
12/31/17	$11,475	$10,964	$11,600
01/31/18	$11,868	$11,094	$12,001
02/28/18	$11,594	$10,996	$11,725
03/31/18	$11,698	$11,113	$11,836
04/30/18	$11,488	$10,935	$11,628
05/31/18	$11,081	$10,852	$11,222
06/30/18	$11,072	$10,804	$11,213
07/31/18	$11,099	$10,786	$11,245
08/31/18	$11,041	$10,797	$11,190
09/30/18	$10,982	$10,704	$11,134
10/31/18	$10,704	$10,584	$10,857
11/30/18	$10,606	$10,617	$10,767
12/31/18	$10,742	$10,832	$10,912
01/31/19	$10,935	$10,997	$11,110
02/28/19	$10,928	$10,934	$11,107
03/31/19	$10,931	$11,070	$11,112
04/30/19	$10,963	$11,038	$11,151
05/31/19	$10,860	$11,187	$11,050
06/30/19	$11,248	$11,435	$11,449
07/31/19	$11,143	$11,403	$11,353
08/31/19	$11,100	$11,635	$11,312
09/30/19	$10,930	$11,517	$11,146
10/31/19	$11,194	$11,594	$11,415
11/30/19	$11,036	$11,506	$11,259
12/31/19	$11,231	$11,573	$11,461
01/31/20	$11,241	$11,721	$11,478
02/29/20	$11,049	$11,799	$11,287
03/31/20	$10,252	$11,535	$10,492
04/30/20	$10,751	$11,761	$11,003
05/31/20	$10,900	$11,813	$11,156
06/30/20	$11,115	$11,918	$11,379
07/31/20	$11,891	$12,298	$12,176
08/31/20	$12,009	$12,279	$12,305
09/30/20	$11,783	$12,235	$12,080
10/31/20	$11,789	$12,247	$12,090
11/30/20	$12,234	$12,470	$12,546
12/31/20	$12,544	$12,637	$12,871
01/31/21	$12,414	$12,526	$12,747
02/28/21	$12,278	$12,310	$12,604
03/31/21	$11,918	$12,073	$12,242
04/30/21	$12,183	$12,226	$12,517
05/31/21	$12,324	$12,341	$12,711
06/30/21	$12,051	$12,232	$12,392
07/31/21	$12,200	$12,395	$12,550
08/31/21	$12,075	$12,343	$12,427
09/30/21	$11,748	$12,124	$12,095
10/31/21	$11,686	$12,094	$12,033
11/30/21	$11,392	$12,059	$11,740
12/31/21	$11,489	$12,042	$11,845
01/31/22	$11,152	$11,795	$11,502
02/28/22	$10,911	$11,655	$11,255
03/31/22	$10,682	$11,300	$11,022
04/30/22	$9,834	$10,681	$10,153
05/31/22	$9,867	$10,710	$10,195
06/30/22	$9,317	$10,367	$9,625
07/31/22	$9,510	$10,587	$9,839
08/31/22	$8,898	$10,169	$9,205
09/30/22	$8,326	$9,647	$8,631
10/31/22	$8,480	$9,580	$8,780
11/30/22	$9,054	$10,031	$9,379
12/31/22	$9,207	$10,086	$9,524
01/31/23	$9,558	$10,417	$9,910
02/28/23	$9,172	$10,070	$9,515
03/31/23	$9,515	$10,389	$9,881
04/30/23	$9,715	$10,435	$10,089
05/31/23	$9,388	$10,231	$9,752
06/30/23	$9,545	$10,230	$9,918
07/31/23	$9,757	$10,301	$10,143
08/31/23	$9,607	$10,160	$9,990
09/30/23	$9,282	$9,863	$9,653
10/31/23	$9,297	$9,745	$9,670
11/30/23	$9,831	$10,237	$10,227
12/31/23	$10,231	$10,662	$10,644
01/31/24	$10,062	$10,515	$10,473
02/29/24	$9,925	$10,383	$10,332
03/31/24	$10,027	$10,440	$10,442
04/30/24	$9,824	$10,176	$10,233
05/31/24	$10,000	$10,310	$10,422
06/30/24	$9,945	$10,325	$10,358
07/31/24	$10,215	$10,610	$10,648
08/31/24	$10,478	$10,861	$10,924
09/30/24	$10,694	$11,046	$11,152
10/31/24	$10,322	$10,675	$10,778
11/30/24	$10,226	$10,712	$10,669
12/31/24	$9,972	$10,482	$10,409
01/31/25	$10,059	$10,542	$10,500
02/28/25	$10,119	$10,692	$10,567
03/31/25	$10,389	$10,758	$10,839
04/30/25	$11,017	$11,074	$11,511
05/31/25	$11,068	$11,035	$11,565
06/30/25	$11,461	$11,244	$11,981
07/31/25	$11,206	$11,077	$11,720
08/31/25	$11,440	$11,238	$11,969
09/30/25	$11,523	$11,311	$12,061
10/31/25	$11,403	$11,282	$11,940
11/30/25	$11,437	$11,309	$11,978
12/31/25	$11,545	$11,338	$12,097

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
IBND	15.78%	(1.65%)	1.45%
Bloomberg Global Aggregate Bond Index	8.17%	(2.15%)	1.26%
Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index	16.21%	(1.23%)	1.92%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 398,719,414
Holdings Count | Holding	928
Advisory Fees Paid, Amount	$ 1,642,523
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$398,719,414 Number of Portfolio Holdings928 Portfolio Turnover Rate29% Total Advisory Fees Paid$1,642,523
Holdings [Text Block]

Top Ten Countries

Countries	%
United States	28.1%
France	21.1%
United Kingdom	9.9%
Germany	9.7%
Spain	5.4%
Italy	5.2%
Netherlands	4.5%
Switzerland	2.9%
Japan	2.0%
Belgium	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NTT Finance Corp., 0.38%, due 09/20/30	0.3%
JPMorgan Chase & Co., 1.96%, due 03/23/30	0.3%
Banco Santander SA, 3.25%, due 04/02/29	0.3%
Morgan Stanley, 4.66%, due 03/02/29	0.3%
Banco Santander SA, 4.88%, due 10/18/31	0.3%
UBS Group AG, 7.75%, due 03/01/29	0.2%
Anheuser-Busch InBev SA, 2.00%, due 03/17/28	0.2%
Novartis Finance SA, due 09/23/28	0.2%
Volkswagen International Finance NV, 1.88%, due 03/30/27	0.2%
Credit Agricole SA, 1.75%, due 03/05/29	0.2%

Material Fund Change [Text Block]
C000051964
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg International Treasury Bond ETF
Trading Symbol	BWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg International Treasury Bond ETF (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Treasury Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of the Fund's performance during the reporting period. The Fund performed in line with expectations.

In 2025, global central banks maintained an easing bias but at a slower and more uneven pace than in 2024. The U.S. Federal Reserve cut rates three times for a total of 75 basis points, while both the European central bank and the Bank of England delivered four cuts each, totaling 100 basis points. The Bank of Japan was an exception, raising rates twice. Global Treasuries delivered positive, income‑led returns in 2025, supported by gradual policy easing and elevated starting yields. Persistent uncertainty around U.S. tariff policy and data‑quality gaps kept investors cautious about the forward path of interest rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	BWX	Bloomberg Global Aggregate Bond Index	Bloomberg Global Treasury Ex-US Capped Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$10,063	$10,087	$10,070
02/29/16	$10,376	$10,311	$10,384
03/31/16	$10,849	$10,590	$10,863
04/30/16	$10,997	$10,731	$11,018
05/31/16	$10,708	$10,587	$10,734
06/30/16	$11,129	$10,896	$11,160
07/31/16	$11,219	$10,978	$11,261
08/31/16	$11,132	$10,925	$11,172
09/30/16	$11,235	$10,985	$11,281
10/31/16	$10,754	$10,680	$10,806
11/30/16	$10,187	$10,256	$10,240
12/31/16	$10,103	$10,209	$10,158
01/31/17	$10,273	$10,324	$10,335
02/28/17	$10,324	$10,372	$10,391
03/31/17	$10,357	$10,388	$10,430
04/30/17	$10,484	$10,506	$10,562
05/31/17	$10,724	$10,668	$10,809
06/30/17	$10,727	$10,659	$10,816
07/31/17	$11,003	$10,838	$11,099
08/31/17	$11,118	$10,945	$11,224
09/30/17	$10,969	$10,847	$11,079
10/31/17	$10,867	$10,806	$10,981
11/30/17	$11,098	$10,926	$11,219
12/31/17	$11,128	$10,964	$11,257
01/31/18	$11,452	$11,094	$11,589
02/28/18	$11,331	$10,996	$11,470
03/31/18	$11,512	$11,113	$11,658
04/30/18	$11,243	$10,935	$11,390
05/31/18	$11,028	$10,852	$11,179
06/30/18	$10,943	$10,804	$11,097
07/31/18	$10,922	$10,786	$11,080
08/31/18	$10,872	$10,797	$11,034
09/30/18	$10,777	$10,704	$10,940
10/31/18	$10,598	$10,584	$10,760
11/30/18	$10,660	$10,617	$10,826
12/31/18	$10,876	$10,832	$11,051
01/31/19	$11,093	$10,997	$11,276
02/28/19	$10,976	$10,934	$11,159
03/31/19	$11,063	$11,070	$11,249
04/30/19	$10,983	$11,038	$11,169
05/31/19	$11,097	$11,187	$11,290
06/30/19	$11,466	$11,435	$11,668
07/31/19	$11,404	$11,403	$11,611
08/31/19	$11,578	$11,635	$11,790
09/30/19	$11,431	$11,517	$11,646
10/31/19	$11,532	$11,594	$11,753
11/30/19	$11,364	$11,506	$11,587
12/31/19	$11,489	$11,573	$11,719
01/31/20	$11,560	$11,721	$11,797
02/29/20	$11,526	$11,799	$11,767
03/31/20	$11,109	$11,535	$11,349
04/30/20	$11,342	$11,761	$11,589
05/31/20	$11,441	$11,813	$11,687
06/30/20	$11,563	$11,918	$11,815
07/31/20	$12,055	$12,298	$12,319
08/31/20	$12,065	$12,279	$12,334
09/30/20	$11,998	$12,235	$12,268
10/31/20	$12,047	$12,247	$12,324
11/30/20	$12,343	$12,470	$12,628
12/31/20	$12,607	$12,637	$12,906
01/31/21	$12,440	$12,526	$12,739
02/28/21	$12,129	$12,310	$12,427
03/31/21	$11,821	$12,073	$12,114
04/30/21	$11,997	$12,226	$12,299
05/31/21	$12,091	$12,341	$12,439
06/30/21	$11,894	$12,232	$12,201
07/31/21	$12,053	$12,395	$12,372
08/31/21	$11,988	$12,343	$12,307
09/30/21	$11,649	$12,124	$11,968
10/31/21	$11,585	$12,094	$11,898
11/30/21	$11,493	$12,059	$11,807
12/31/21	$11,471	$12,042	$11,787
01/31/22	$11,219	$11,795	$11,536
02/28/22	$11,079	$11,655	$11,396
03/31/22	$10,666	$11,300	$10,971
04/30/22	$9,904	$10,681	$10,189
05/31/22	$9,910	$10,710	$10,199
06/30/22	$9,432	$10,367	$9,712
07/31/22	$9,642	$10,587	$9,930
08/31/22	$9,164	$10,169	$9,440
09/30/22	$8,581	$9,647	$8,849
10/31/22	$8,571	$9,580	$8,837
11/30/22	$9,122	$10,031	$9,407
12/31/22	$9,216	$10,086	$9,495
01/31/23	$9,562	$10,417	$9,866
02/28/23	$9,130	$10,070	$9,426
03/31/23	$9,513	$10,389	$9,829
04/30/23	$9,520	$10,435	$9,845
05/31/23	$9,283	$10,231	$9,598
06/30/23	$9,329	$10,230	$9,647
07/31/23	$9,436	$10,301	$9,760
08/31/23	$9,219	$10,160	$9,540
09/30/23	$8,866	$9,863	$9,179
10/31/23	$8,745	$9,745	$9,053
11/30/23	$9,281	$10,237	$9,611
12/31/23	$9,743	$10,662	$10,089
01/31/24	$9,469	$10,515	$9,810
02/29/24	$9,337	$10,383	$9,676
03/31/24	$9,352	$10,440	$9,691
04/30/24	$9,048	$10,176	$9,382
05/31/24	$9,127	$10,310	$9,468
06/30/24	$9,061	$10,325	$9,403
07/31/24	$9,381	$10,610	$9,736
08/31/24	$9,710	$10,861	$10,079
09/30/24	$9,925	$11,046	$10,309
10/31/24	$9,432	$10,675	$9,799
11/30/24	$9,446	$10,712	$9,814
12/31/24	$9,125	$10,482	$9,486
01/31/25	$9,190	$10,542	$9,551
02/28/25	$9,291	$10,692	$9,659
03/31/25	$9,370	$10,758	$9,744
04/30/25	$9,889	$11,074	$10,286
05/31/25	$9,862	$11,035	$10,264
06/30/25	$10,077	$11,244	$10,488
07/31/25	$9,788	$11,077	$10,194
08/31/25	$9,964	$11,238	$10,379
09/30/25	$9,989	$11,311	$10,409
10/31/25	$9,857	$11,282	$10,272
11/30/25	$9,808	$11,309	$10,226
12/31/25	$9,842	$11,338	$10,265

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
BWX	7.86%	(4.83%)	(0.16%)
Bloomberg Global Aggregate Bond Index	8.17%	(2.15%)	1.26%
Bloomberg Global Treasury Ex-US Capped Index	8.20%	(4.48%)	0.26%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,302,166,341
Holdings Count | Holding	1,313
Advisory Fees Paid, Amount	$ 4,438,852
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,302,166,341 Number of Portfolio Holdings1,313 Portfolio Turnover Rate16% Total Advisory Fees Paid$4,438,852
Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	22.9%
United Kingdom	5.1%
France	4.9%
South Korea	4.6%
China	4.6%
Canada	4.6%
Italy	4.6%
Spain	4.5%
Germany	4.5%
Australia	3.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Kingdom of Belgium Government Bonds, 5.50%, due 03/28/28	0.3%
Japan Government Ten Year Bonds, 1.50%, due 06/20/35	0.3%
Japan Government Ten Year Bonds, 1.40%, due 03/20/35	0.3%
Kingdom of Belgium Government Bonds, 5.00%, due 03/28/35	0.3%
Japan Government Ten Year Bonds, 1.70%, due 09/20/35	0.3%
China Government Bonds, 4.08%, due 10/22/48	0.3%
Japan Government Five Year Bonds, 1.00%, due 03/20/30	0.3%
Japan Government Ten Year Bonds, 1.20%, due 12/20/34	0.3%
Japan Government Five Year Bonds, 0.50%, due 06/20/29	0.3%
Japan Government Ten Year Bonds, 0.20%, due 09/20/32	0.3%

Material Fund Change [Text Block]
C000069669
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Short Term International Treasury Bond ETF
Trading Symbol	BWZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg Short Term International Treasury Bond ETF (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term International Treasury Bond ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of the Fund's performance during the reporting period. The Fund performed in line with expectations.

In 2025, global central banks maintained an easing bias but at a slower and more uneven pace than in 2024. The U.S. Federal Reserve cut rates three times for a total of 75 basis points, while both the European Central Bank and the Bank of England delivered four cuts each, totaling 100 basis points. The Bank of Japan was an exception, raising rates twice. Global Treasuries delivered positive, income‑led returns in 2025, supported by gradual policy easing and elevated starting yields. Persistent uncertainty around U.S. tariff policy and data‑quality gaps kept investors cautious about the forward path of interest rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	BWZ	Bloomberg Global Aggregate Bond Index	Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,912	$10,087	$9,917
02/29/16	$10,119	$10,311	$10,126
03/31/16	$10,540	$10,590	$10,556
04/30/16	$10,718	$10,731	$10,738
05/31/16	$10,350	$10,587	$10,377
06/30/16	$10,577	$10,896	$10,608
07/31/16	$10,622	$10,978	$10,658
08/31/16	$10,565	$10,925	$10,606
09/30/16	$10,674	$10,985	$10,721
10/31/16	$10,381	$10,680	$10,431
11/30/16	$9,955	$10,256	$10,006
12/31/16	$9,861	$10,209	$9,916
01/31/17	$10,136	$10,324	$10,195
02/28/17	$10,111	$10,372	$10,174
03/31/17	$10,170	$10,388	$10,237
04/30/17	$10,245	$10,506	$10,316
05/31/17	$10,457	$10,668	$10,533
06/30/17	$10,510	$10,659	$10,590
07/31/17	$10,788	$10,838	$10,872
08/31/17	$10,827	$10,945	$10,919
09/30/17	$10,734	$10,847	$10,829
10/31/17	$10,603	$10,806	$10,700
11/30/17	$10,798	$10,926	$10,902
12/31/17	$10,843	$10,964	$10,952
01/31/18	$11,212	$11,094	$11,327
02/28/18	$11,078	$10,996	$11,195
03/31/18	$11,149	$11,113	$11,269
04/30/18	$10,930	$10,935	$11,052
05/31/18	$10,703	$10,852	$10,829
06/30/18	$10,605	$10,804	$10,730
07/31/18	$10,621	$10,786	$10,749
08/31/18	$10,571	$10,797	$10,703
09/30/18	$10,528	$10,704	$10,661
10/31/18	$10,346	$10,584	$10,479
11/30/18	$10,372	$10,617	$10,510
12/31/18	$10,500	$10,832	$10,644
01/31/19	$10,639	$10,997	$10,790
02/28/19	$10,524	$10,934	$10,676
03/31/19	$10,466	$11,070	$10,619
04/30/19	$10,419	$11,038	$10,573
05/31/19	$10,414	$11,187	$10,573
06/30/19	$10,631	$11,435	$10,800
07/31/19	$10,475	$11,403	$10,646
08/31/19	$10,429	$11,635	$10,602
09/30/19	$10,357	$11,517	$10,533
10/31/19	$10,527	$11,594	$10,710
11/30/19	$10,405	$11,506	$10,588
12/31/19	$10,593	$11,573	$10,783
01/31/20	$10,490	$11,721	$10,683
02/29/20	$10,382	$11,799	$10,580
03/31/20	$10,181	$11,535	$10,381
04/30/20	$10,276	$11,761	$10,484
05/31/20	$10,354	$11,813	$10,568
06/30/20	$10,451	$11,918	$10,667
07/31/20	$10,834	$12,298	$11,063
08/31/20	$10,932	$12,279	$11,167
09/30/20	$10,793	$12,235	$11,028
10/31/20	$10,812	$12,247	$11,052
11/30/20	$11,070	$12,470	$11,319
12/31/20	$11,281	$12,637	$11,539
01/31/21	$11,188	$12,526	$11,448
02/28/21	$11,124	$12,310	$11,385
03/31/21	$10,837	$12,073	$11,093
04/30/21	$11,031	$12,226	$11,297
05/31/21	$11,112	$12,341	$11,421
06/30/21	$10,890	$12,232	$11,159
07/31/21	$10,894	$12,395	$11,168
08/31/21	$10,862	$12,343	$11,140
09/30/21	$10,676	$12,124	$10,952
10/31/21	$10,647	$12,094	$10,926
11/30/21	$10,450	$12,059	$10,729
12/31/21	$10,501	$12,042	$10,784
01/31/22	$10,378	$11,795	$10,662
02/28/22	$10,353	$11,655	$10,645
03/31/22	$10,107	$11,300	$10,385
04/30/22	$9,567	$10,681	$9,833
05/31/22	$9,660	$10,710	$9,929
06/30/22	$9,305	$10,367	$9,567
07/31/22	$9,297	$10,587	$9,565
08/31/22	$9,041	$10,169	$9,304
09/30/22	$8,642	$9,647	$8,904
10/31/22	$8,643	$9,580	$8,907
11/30/22	$9,064	$10,031	$9,345
12/31/22	$9,338	$10,086	$9,630
01/31/23	$9,574	$10,417	$9,879
02/28/23	$9,233	$10,070	$9,529
03/31/23	$9,482	$10,389	$9,792
04/30/23	$9,490	$10,435	$9,806
05/31/23	$9,273	$10,231	$9,585
06/30/23	$9,308	$10,230	$9,627
07/31/23	$9,475	$10,301	$9,803
08/31/23	$9,294	$10,160	$9,620
09/30/23	$9,086	$9,863	$9,409
10/31/23	$9,027	$9,745	$9,349
11/30/23	$9,381	$10,237	$9,719
12/31/23	$9,664	$10,662	$10,016
01/31/24	$9,458	$10,515	$9,806
02/29/24	$9,353	$10,383	$9,699
03/31/24	$9,332	$10,440	$9,682
04/30/24	$9,148	$10,176	$9,494
05/31/24	$9,263	$10,310	$9,616
06/30/24	$9,172	$10,325	$9,524
07/31/24	$9,406	$10,610	$9,770
08/31/24	$9,693	$10,861	$10,076
09/30/24	$9,873	$11,046	$10,266
10/31/24	$9,466	$10,675	$9,846
11/30/24	$9,404	$10,712	$9,784
12/31/24	$9,162	$10,482	$9,535
01/31/25	$9,242	$10,542	$9,620
02/28/25	$9,331	$10,692	$9,716
03/31/25	$9,523	$10,758	$9,917
04/30/25	$9,979	$11,074	$10,397
05/31/25	$10,001	$11,035	$10,424
06/30/25	$10,212	$11,244	$10,643
07/31/25	$9,960	$11,077	$10,384
08/31/25	$10,167	$11,238	$10,602
09/30/25	$10,179	$11,311	$10,618
10/31/25	$10,009	$11,282	$10,444
11/30/25	$10,016	$11,309	$10,455
12/31/25	$10,117	$11,338	$10,563

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
BWZ	10.42%	(2.16%)	0.12%
Bloomberg Global Aggregate Bond Index	8.17%	(2.15%)	1.26%
Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index	10.79%	(1.75%)	0.55%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 348,093,326
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 1,128,465
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$348,093,326 Number of Portfolio Holdings262 Portfolio Turnover Rate61% Total Advisory Fees Paid$1,128,465
Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	22.9%
France	5.0%
Germany	4.8%
South Korea	4.6%
Canada	4.6%
China	4.6%
United Kingdom	4.6%
Spain	4.6%
Italy	4.6%
Australia	4.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Kingdom of Belgium Government Bonds, 5.50%, due 03/28/28	1.5%
Japan Government Ten Year Bonds, 0.10%, due 03/20/28	1.3%
Australia Government Bonds, 4.75%, due 04/21/27	1.3%
Australia Government Bonds, 2.75%, due 11/21/28	1.2%
Australia Government Bonds, 2.25%, due 05/21/28	1.1%
Japan Government Ten Year Bonds, 0.10%, due 06/20/27	1.1%
Japan Government Ten Year Bonds, 0.10%, due 03/20/27	1.1%
Japan Government Ten Year Bonds, 0.10%, due 06/20/28	1.0%
Japan Government Ten Year Bonds, 0.10%, due 09/20/27	1.0%
Japan Government Ten Year Bonds, 0.10%, due 12/20/27	1.0%

Material Fund Change [Text Block]
C000051965
Shareholder Report [Line Items]
Fund Name	SPDR FTSE International Government Inflation-Protected Bond ETF
Trading Symbol	WIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR FTSE International Government Inflation-Protected Bond ETF (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FTSE International Government Inflation-Protected Bond ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of the Fund's performance during the reporting period. The Fund performed in line with expectations. In 2025, global central banks maintained an easing bias but at a slower and more uneven pace than in 2024. The U.S. Federal Reserve cut rates three times for a total of 75 basis points, while both the European Central Bank and the Bank of England delivered four cuts each, totaling 100 basis points. The Bank of Japan was an exception, raising rates twice. Global Treasuries delivered positive, income‑led returns in 2025, supported by gradual policy easing and elevated starting yields. Persistent uncertainty around U.S. tariff policy and data‑quality gaps kept investors cautious about the forward path of interest rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	WIP	Bloomberg Global Aggregate Bond Index	FTSE International Inflation-Linked Securities Select Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,967	$10,087	$9,973
02/29/16	$10,039	$10,311	$10,065
03/31/16	$10,701	$10,590	$10,706
04/30/16	$10,847	$10,731	$10,859
05/31/16	$10,546	$10,587	$10,563
06/30/16	$10,889	$10,896	$10,912
07/31/16	$11,024	$10,978	$11,054
08/31/16	$11,159	$10,925	$11,189
09/30/16	$11,233	$10,985	$11,266
10/31/16	$10,898	$10,680	$10,945
11/30/16	$10,361	$10,256	$10,419
12/31/16	$10,515	$10,209	$10,576
01/31/17	$10,739	$10,324	$10,804
02/28/17	$10,845	$10,372	$10,911
03/31/17	$10,857	$10,388	$10,928
04/30/17	$11,081	$10,506	$11,158
05/31/17	$11,179	$10,668	$11,262
06/30/17	$11,149	$10,659	$11,237
07/31/17	$11,424	$10,838	$11,515
08/31/17	$11,597	$10,945	$11,698
09/30/17	$11,508	$10,847	$11,614
10/31/17	$11,331	$10,806	$11,441
11/30/17	$11,518	$10,926	$11,635
12/31/17	$11,736	$10,964	$11,865
01/31/18	$12,135	$11,094	$12,268
02/28/18	$11,916	$10,996	$12,046
03/31/18	$12,117	$11,113	$12,255
04/30/18	$11,763	$10,935	$11,900
05/31/18	$11,414	$10,852	$11,549
06/30/18	$11,284	$10,804	$11,425
07/31/18	$11,367	$10,786	$11,511
08/31/18	$10,953	$10,797	$11,101
09/30/18	$11,040	$10,704	$11,189
10/31/18	$10,965	$10,584	$11,114
11/30/18	$10,922	$10,617	$11,078
12/31/18	$11,043	$10,832	$11,205
01/31/19	$11,480	$10,997	$11,649
02/28/19	$11,359	$10,934	$11,536
03/31/19	$11,414	$11,070	$11,594
04/30/19	$11,373	$11,038	$11,564
05/31/19	$11,437	$11,187	$11,634
06/30/19	$11,824	$11,435	$12,035
07/31/19	$11,877	$11,403	$12,094
08/31/19	$11,852	$11,635	$12,074
09/30/19	$11,834	$11,517	$12,058
10/31/19	$11,943	$11,594	$12,176
11/30/19	$11,728	$11,506	$11,941
12/31/19	$12,010	$11,573	$12,234
01/31/20	$11,998	$11,721	$12,253
02/29/20	$11,750	$11,799	$12,004
03/31/20	$10,661	$11,535	$10,902
04/30/20	$10,965	$11,761	$11,219
05/31/20	$11,317	$11,813	$11,587
06/30/20	$11,473	$11,918	$11,750
07/31/20	$12,135	$12,298	$12,433
08/31/20	$12,132	$12,279	$12,443
09/30/20	$11,842	$12,235	$12,153
10/31/20	$11,859	$12,247	$12,181
11/30/20	$12,409	$12,470	$12,750
12/31/20	$12,942	$12,637	$13,299
01/31/21	$12,782	$12,526	$13,130
02/28/21	$12,458	$12,310	$12,794
03/31/21	$12,293	$12,073	$12,631
04/30/21	$12,482	$12,226	$12,835
05/31/21	$12,813	$12,341	$13,230
06/30/21	$12,594	$12,232	$12,965
07/31/21	$12,873	$12,395	$13,256
08/31/21	$12,867	$12,343	$13,258
09/30/21	$12,397	$12,124	$12,786
10/31/21	$12,511	$12,094	$12,915
11/30/21	$12,366	$12,059	$12,770
12/31/21	$12,466	$12,042	$12,887
01/31/22	$12,322	$11,795	$12,738
02/28/22	$12,475	$11,655	$12,874
03/31/22	$12,612	$11,300	$13,021
04/30/22	$11,800	$10,681	$12,194
05/31/22	$11,644	$10,710	$12,033
06/30/22	$10,847	$10,367	$11,219
07/31/22	$11,147	$10,587	$11,526
08/31/22	$10,673	$10,169	$11,044
09/30/22	$9,921	$9,647	$10,241
10/31/22	$10,016	$9,580	$10,412
11/30/22	$10,621	$10,031	$11,050
12/31/22	$10,545	$10,086	$10,982
01/31/23	$10,997	$10,417	$11,452
02/28/23	$10,634	$10,070	$11,087
03/31/23	$11,126	$10,389	$11,601
04/30/23	$11,043	$10,435	$11,523
05/31/23	$10,704	$10,231	$11,170
06/30/23	$10,999	$10,230	$11,495
07/31/23	$11,245	$10,301	$11,752
08/31/23	$10,901	$10,160	$11,409
09/30/23	$10,443	$9,863	$10,928
10/31/23	$10,192	$9,745	$10,686
11/30/23	$10,877	$10,237	$11,400
12/31/23	$11,467	$10,662	$12,026
01/31/24	$11,099	$10,515	$11,644
02/29/24	$10,989	$10,383	$11,533
03/31/24	$11,045	$10,440	$11,604
04/30/24	$10,706	$10,176	$11,247
05/31/24	$10,903	$10,310	$11,456
06/30/24	$10,733	$10,325	$11,288
07/31/24	$10,951	$10,610	$11,527
08/31/24	$11,211	$10,861	$11,808
09/30/24	$11,448	$11,046	$12,063
10/31/24	$10,868	$10,675	$11,455
11/30/24	$10,861	$10,712	$11,452
12/31/24	$10,451	$10,482	$11,025
01/31/25	$10,616	$10,542	$11,203
02/28/25	$10,716	$10,692	$11,320
03/31/25	$10,838	$10,758	$11,453
04/30/25	$11,258	$11,074	$11,895
05/31/25	$11,288	$11,035	$11,931
06/30/25	$11,656	$11,244	$12,326
07/31/25	$11,364	$11,077	$12,023
08/31/25	$11,570	$11,238	$12,251
09/30/25	$11,763	$11,311	$12,455
10/31/25	$11,805	$11,282	$12,506
11/30/25	$11,893	$11,309	$12,604
12/31/25	$12,006	$11,338	$12,730

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
WIP	14.88%	(1.49%)	1.84%
Bloomberg Global Aggregate Bond Index	8.17%	(2.15%)	1.26%
FTSE International Inflation-Linked Securities Select IndexFootnote Reference(1)Footnote Reference(2)Footnote Reference(3)	15.46%	(0.87%)	2.44%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 352,091,349
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 1,698,859
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$352,091,349 Number of Portfolio Holdings176 Portfolio Turnover Rate15% Total Advisory Fees Paid$1,698,859
Holdings [Text Block]

Top Ten Countries

Countries	%
United Kingdom	18.4%
France	8.1%
Brazil	7.2%
Italy	5.5%
Mexico	5.2%
Chile	4.6%
Spain	4.6%
Australia	4.6%
South Africa	4.6%
Israel	4.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.50%, due 04/15/30	2.2%
Spain Government Bonds Inflation-Linked, 0.70%, due 11/30/33	1.5%
Republic of Poland Government Bonds, 2.00%, due 08/25/36	1.4%
Spain Government Bonds Inflation-Linked, 0.65%, due 11/30/27	1.3%
Turkiye Government Bonds, 3.00%, due 05/28/31	1.3%
New Zealand Government Bonds Inflation-Linked, 2.50%, due 09/20/35	1.3%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.10%, due 04/15/46	1.2%
Sweden Bonds Inflation-Linked, 3.50%, due 12/01/28	1.2%
Colombia TES, 3.75%, due 02/25/37	1.1%
Australia Government Bonds, 2.50%, due 09/20/30	1.1%

Material Fund Change [Text Block]
C000264380
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Leveraged Loan ETF
Trading Symbol	LVLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Leveraged Loan ETF (the "Fund") for the period of November 18, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®SPDR® S&P® Leveraged Loan ETF	$5	0.40%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
AssetsNet	$ 50,196,603
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 21,648
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$50,196,603 Number of Portfolio Holdings162 Portfolio Turnover Rate9% Total Advisory Fees Paid$21,648
Holdings [Text Block]

Top Ten Industries

Industries	%
Software	16.4%
Commercial Services	6.2%
Insurance	5.3%
Chemicals	4.9%
Health Care Providers & Services	4.5%
Containers & Packaging	4.4%
Retail	4.4%
Computers	4.1%
Pharmaceuticals	3.9%
Construction & Engineering	2.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
DG Investment Intermediate Holdings 2, Inc.	1.5%
Bausch & Lomb Corp.	1.0%
Lumexa Imaging, Inc.	1.0%
Amneal Pharmaceuticals LLC	1.0%
Peloton Interactive, Inc.	1.0%
Element Solutions, Inc.	1.0%
Genmab AS	1.0%
Albion Financing 3 SARL	1.0%
White Cap Buyer LLC, due 10/19/29	1.0%
TK Elevator Midco GmbH	1.0%

Material Fund Change [Text Block]